EQUITY - Narrative (Details) € / shares in Units, € in Thousands				12 Months Ended
	Apr. 13, 2022 € / shares	Apr. 15, 2021 EUR (€) € / shares	Apr. 16, 2020 EUR (€) € / shares	Dec. 31, 2022 EUR (€) vote € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)	Mar. 31, 2022 shares	Dec. 31, 2019 EUR (€)
Disclosure of reserves within equity [line items]
Equity				€ 2,602,487	€ 2,211,416	€ 1,789,204		€ 1,487,288
Number of votes held for each common share under loyalty voting structure | vote				2
Required holding period of special voting shares in order to participate in program				3 years
Number of votes that can be exercised for each voting share | vote				1
Share premium reserve				€ 5,768,544	5,768,544
Legal reserve				19	93
Reserve of share-based payments				28,574	28,379
Cash distribution paid (in Euro per share) | € / shares	€ 1.362	€ 0.867	€ 1.13
Cash distribution of reserves		€ 160,272	€ 208,765	249,522
Dividends paid to equity holders of parent, classified as financing activities				€ 249,522	€ 160,101	208,100
Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				193,923,499	193,923,499		122,125
Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				63,349,112	63,349,112
Share capital
Disclosure of reserves within equity [line items]
Equity					€ 2,573	€ 2,573		€ 2,573
Nominal value of shares (in Euros per share) | € / shares				€ 0.01	€ 0.01
Treasury shares
Disclosure of reserves within equity [line items]
Shares held by company, percentage				4.65%	3.92%
Treasury reserve				€ 1,244,045	€ 847,525
Treasury shares | Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				11,970,001	10,080,103
Treasury shares | Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				5,199	4,190